Trade, other receivables and tax receivables - narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of continuing involvement in derecognised financial assets [line items]
Value added and other indirect tax receivables	€ 2,866	€ 2,149
Brazil indirect tax - reversal of liability/recognition of credits	164	72	€ 895
Fair Value of Assets Representing Derecognised Financial Assets	7,301	8,523
FCA Bank S.p.A.
Disclosure of continuing involvement in derecognised financial assets [line items]
Fair Value of Assets Representing Derecognised Financial Assets	4,686	5,517
Financing receivables
Disclosure of continuing involvement in derecognised financial assets [line items]
Current financial assets at fair value through profit or loss	580	973
Trade receivables
Disclosure of continuing involvement in derecognised financial assets [line items]
Current financial assets at fair value through profit or loss	€ 19	€ 65